Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table represents the Company’s fair value hierarchy of its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024.

	December 31, 2025				December 31, 2024
Description	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-term investments	$1,963,103	$146,962	$-	$2,110,065	$3,174,724	$-	$-	$3,174,724
Crypto assets, at fair value	$221,817	$-	$-	$221,817	$-	$-	$-	$-

Schedule of Short-Term Investments, at Fair Value

The following table summarizes activity in the Company’s short-term investments, at fair value for the years presented:

	Year Ended December 31,	Year Ended December 31,
	2025	2024
Balance, beginning of year	$3,174,724	$4,140,880
Additions	246,914	175,543
Sales of short-term debt investments	(1,315,653)	(1,149,320)
Net realized gain (loss) on the sale of short-term investments	3,911	(1,025)
Unrealized gain, net	169	8,646
Balance, end of year	$2,110,065	$3,174,724